MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND        Two World Trade Center

LETTER TO THE SHAREHOLDERS June 30, 1999                        New York, New York 10048

DEAR SHAREHOLDER:

We are pleased to present the semiannual report on the operations of Morgan Stanley Dean Witter California Tax-Free Income Fund for the period ended June 30, 1999.

After last year's global economic difficulties, the financial markets have experienced a period of global healing. The turmoil, which included the Asian financial crisis, the Russian debt default and the near collapse of a major hedge fund, has given way to improved financial conditions. A major catalyst for this return to stability was the liquidity provided by the Federal Reserve Board's 75-basis-point reduction in the fed funds rate during the fourth quarter of 1998.

The U.S. economy, led by consumer demand, continued to experience robust growth in the first half of 1999. Higher materials prices and wage increases caused the fixed-income markets to focus on the possibility that the Federal Reserve would begin to take back some of the liquidity provided during last year's financial crisis. Long-term interest rates reached 30-year lows in 1998 but have begun to rise. In June, the central bank raised the fed funds rate 25 basis points to
5.00 percent in its first tightening move since early 1997.

MUNICIPAL MARKET CONDITIONS

Municipal securities outperformed U.S. Treasuries in the first six months of 1999. This is in contrast to last year's flight to quality rally, that primarily benefited Treasuries. As global turmoil subsided, Treasury yields increased more than municipal yields. Since the beginning of the year, Treasury bond yields rose 85 basis points from 5.10 to 5.95 percent. Long-term insured index yields rose only 45 basis points from 5.05 to 5.50 percent. The ratio of long-term municipal yields to Treasury yields, a widely followed indicator of relative performance, declined from 99 to 92 percent. A declining ratio means municipals have outperformed Treasuries.

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND

Municipal performance was also aided by a decline in underwriting. New-issue volume declined 23 percent in the first half of 1999. Higher interest rates caused a 47 percent decline in refunding activity. Total California volume was down 22 percent.

                        30-YEAR BOND YIELDS 1994 - 1999

           Insured                       U.S.                    Insured Municipal Yields as a
       Municipal Yields            Treasury Yields             Percentage of U.S. Treasury Yields
1994        5.4%                         6.34%                              85.17%
            5.4                          6.24                               86.54
            5.8                          6.66                               87.09
            6.4                          7.09                               90.27
            6.35                         7.32                               86.75
            6.25                         7.43                               84.12
            6.5                          7.61                               85.41
            6.25                         7.39                               84.57
            6.3                          7.45                               84.56
            6.55                         7.81                               83.87
            6.75                         7.96                               84.8
            7                            8.00                               87.5
            6.75                         7.88                               85.66
1995        6.4                          7.70                               83.12
            6.15                         7.44                               82.66
            6.15                         7.43                               82.77
            6.2                          7.34                               84.47
            5.8                          6.66                               87.09
            6.1                          6.62                               92.15
            6.1                          6.86                               88.92
            6                            6.66                               90.09
            5.95                         6.48                               91.82
            5.75                         6.33                               90.84
            5.5                          6.14                               89.58
            5.35                         5.94                               90.07
1996        5.4                          6.03                               89.55
            5.6                          6.46                               86.69
            5.85                         6.66                               87.84
            5.95                         6.89                               86.36
            6.05                         6.99                               86.55
            5.9                          6.89                               85.63
            5.85                         6.97                               83.93
            5.9                          7.11                               82.98
            5.7                          6.93                               82.25
            5.65                         6.64                               85.09
            5.5                          6.35                               86.61
            5.6                          6.63                               84.46
1997        5.7                          6.79                               83.95
            5.65                         6.80                               83.09
            5.9                          7.10                               83.1
            5.75                         6.94                               82.85
            5.65                         6.91                               81.77
            5.6                          6.78                               82.6
            5.3                          6.30                               84.13
            5.5                          6.61                               83.21
            5.4                          6.40                               84.38
            5.35                         6.15                               86.99
            5.3                          6.05                               87.6
            5.15                         5.92                               86.99
1998        5.15                         5.80                               88.79
            5.2                          5.92                               87.84
            5.25                         5.93                               88.53
            5.35                         5.95                               89.92
            5.2                          5.80                               89.66
            5.2                          5.65                               92.04
            5.18                         5.71                               90.72
            5.03                         5.27                               95.45
            4.95                         5.00                               99.00
            5.05                         5.16                               97.87
            5.00                         5.06                               98.81
            5.05                         5.10                               99.02
1999        5.00                         5.09                               98.23
            5.10                         5.58                               91.40
            5.15                         5.63                               91.47
            5.20                         5.66                               91.87
            5.30                         5.83                               90.91
            5.47                         5.96                               91.78

Source:  Municipal Market Data - A Division of Thomson Financial Municipal Group

PERFORMANCE

For the six-month period ended June 30, 1999, the Fund's Class A, B, C and D shares produced total returns of -1.57 percent, -1.57 percent, -1.75 percent and -1.39 percent, respectively. Performance of the Fund's shares varies because of differing expenses. Over the same period, the Lehman Brothers Municipal Bond Index and the Lipper California Municipal Debt Funds Index registered total returns of -0.89 percent and -1.50 percent, respectively.

PORTFOLIO STRUCTURE

Short-term investments and cash were increased to 5 percent of net assets in response to market volatility during the first half of 1999. Refunded bond category comprised 10 percent of net assets and will be called for redemption on the dates shown in the portfolio. Average duration, a measure of sensitivity to interest rate changes, was 7.9 years. The Fund's average-weighted maturity was 18 years.

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND

LARGEST LONG-TERM SECTORS AS OF JUNE 30, 1999
(% OF NET ASSETS)

TRANSPORTATION                        22%
WATER & SEWER                         16%
REFUNDED                              10%
ELECTRIC                               9%
TAX ALLOCATION                         7%
GENERAL OBLIGATION                     7%
PUBLIC FACILITIES                      5%
MORTGAGE                               5%
HOSPITAL                               5%

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

CREDIT RATINGS AS OF JUNE 30, 1999
(% OF TOTAL LONG-TERM PORTFOLIO)

Aaa or AAA                            66%
Aa or AA                              15%
A or A                                 7%
Baa or BBB                            12%

AS MEASURED BY MOODY'S INVESTORS SERVICE, INC. OR STANDARD & POOR'S CORP.

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

CALL STRUCTURE AS OF JUNE 30, 1999
(% OF TOTAL LONG-TERM PORTFOLIO)

WEIGHTED AVERAGE
CALL PROTECTION: 7 YEARS

YEARS BONDS CALLABLE            PERCENT CALLABLE
1999                                   1%
2000                                   2%
2001                                   7%
2002                                  10%
2003                                  13%
2004                                   5%
2005                                  17%
2006                                   6%
2007                                   6%
2008                                  19%
2009                                   3%
2010+                                 11%

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND

The Fund's net assets of $864 million were diversified among 12 long-term sectors and 63 individual credits. The accompanying charts provide current information on the portfolio's credit quality, sector diversification and optional redemption (call) provisions.

LOOKING AHEAD

The Federal Reserve Board raised interest rates in June, this confirmed its previously signaled intention of becoming less accommodative in the face of continued strong domestic economic growth. It is anticipated that the central bank may raise the fed funds rate further in an effort to take back the liquidity it provided in the fall of 1998. However, we believe municipal bonds continue to offer long-term investors good value, especially in relationship to Treasuries.

On May 1, 1999, Mitchell M. Merin was named President of the Morgan Stanley Dean Witter Funds. Mr. Merin is the President and Chief Operating Officer of Asset Management for Morgan Stanley Dean Witter & Co. and President, Chief Executive Officer and Director of Morgan Stanley Dean Witter Advisors Inc., the Fund's investment manager. He also serves as Chairman, Chief Executive Officer and Director of the Fund's distributor and transfer agent.

We appreciate your ongoing support of Morgan Stanley Dean Witter California Tax-Free Income Fund and look forward to continuing to serve your investment needs.

Very truly yours,

/S/ CHARLES A. FIUMEFREDDO                     /S/ MITCHELL M. MERIN
CHARLES A. FIUMEFREDDO                         MITCHELL M. MERIN
Chairman of the Board                          President

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND

FUND PERFORMANCE June 30, 1999


                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

               CLASS A SHARES*
----------------------------------------------
PERIOD ENDED 6/30/99
-------------------------
1 Year                     1.53(1)     -2.78(2)
Since Inception (7/28/97)  3.47(1)      1.16(2)

               CLASS B SHARES+
----------------------------------------------
PERIOD ENDED 6/30/99
-------------------------
1 Year                     1.67(1)     -3.10(2)
5 Years                    5.56(1)      5.24(2)
10 Years                   5.98(1)      5.98(2)

               CLASS C SHARES++
----------------------------------------------
PERIOD ENDED 6/30/99
-------------------------
1 Year                     1.40(1)     0.44(2)
Since Inception (7/28/97)  3.22(1)     3.22(2)

               CLASS D SHARES#
----------------------------------------------
PERIOD ENDED 6/30/99
-------------------------
1 Year                     2.16(1)
Since Inception (7/28/97)  3.89(1)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS.

---------------------

(1)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See
     the Fund's current prospectus for complete details on fees and sales charges.
*    The maximum front-end sales charge for Class A is 4.25%.
+    The maximum CDSC for Class B is 5.0%. The CDSC declines to
     0% after six years.
++   The maximum CDSC for Class C shares is 1% for shares
     redeemed within one year of purchase.
#    Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND

PORTFOLIO OF INVESTMENTS June 30, 1999 (unaudited)

PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------
            CALIFORNIA TAX-EXEMPT MUNICIPAL BONDS (92.1%)
            General Obligation (7.1%)
            California,
$  5,000     Ser 1990...................................................   7.00%   08/01/07    $ 5,776,850
   5,000     Ser 1990...................................................   7.00    08/01/08      5,818,100
   2,000     Ser AT.....................................................   9.50    02/01/10      2,737,680
   2,400     Veterans Ser BH (AMT) (FSA)................................   5.40    12/01/16      2,416,992
  10,000     Various Purpose 04/01/93 (FSA).............................   5.50    04/01/19     10,072,500
  10,000     Ser 1996 (AMBAC)...........................................   5.25    06/01/21      9,833,400
   3,000     Veterans Ser BD, BE & BF (AMT) (AMBAC).....................   6.375   02/01/27      3,033,420
  10,000    Los Angeles Unified School District, 1997 Ser B (FGIC)......   5.00    07/01/23      9,452,600
   4,000    Santa Margarita/Dana Point Authority, Impr Dists #3, 3A, 4 &
             4A 1994 Ser B Refg (MBIA)..................................   5.75    08/01/20      4,090,760
   8,500    Puerto Rico Public Improvement Ser 1999.....................   4.75    07/01/23      7,635,210
--------                                                                                       -----------
  59,900                                                                                        60,867,512
--------                                                                                       -----------

            Educational Facilities Revenue (3.8%)
            California Educational Facilities Authority,
   6,000     University of San Diego Ser 1998 (AMBAC)...................   5.00    10/01/22      5,676,180
   2,000     University of Southern California Ser 1997 A...............   5.70    10/01/15      2,089,180
   4,000     University of Southern California 1997 Ser C...............   5.125   10/01/28      3,793,840
   4,000    California Public Works Board, University of California 1997
             Ser C (AMBAC)..............................................   5.125   09/01/22      3,855,280
            California Statewide Communities Development Authority,
   3,400     Gemological Institute of America COPs (Connie Lee).........   6.00    05/01/20      3,560,514
   4,100     Gemological Institute of America COPs (Connie Lee).........   6.00    05/01/25      4,312,831
  10,000    University of California, Multiple Purpose Refg Ser 1993 C
             (AMBAC)....................................................   5.125   09/01/18      9,754,900
--------                                                                                       -----------
  33,500                                                                                        33,042,725
--------                                                                                       -----------

            Electric Revenue (9.3%)
  13,000    Los Angeles Department of Water & Power, Second Issue of
             1993 (Secondary AMBAC).....................................   5.40    11/15/13     13,026,910
            Northern California Power Agency,
   5,000     Hydro #1 1993 Refg Ser A (MBIA)............................   5.50    07/01/16      5,055,950
   3,000     Hydro #1 Refg 1998 Ser A (MBIA)............................   5.00    07/01/28      2,820,990
   2,000     Capital Facilities 1999 Refg Ser A (AMBAC).................   5.00    08/01/25      1,886,000
            Sacramento Municipal Utility District,
   5,700     Refg 1994 Ser H (MBIA).....................................   5.75    01/01/11      5,986,425
  26,000     Refg 1992 Ser A (FGIC).....................................   6.30    08/15/18     27,842,880
            Southern California Public Power Authority,
   7,000     Mead-Adelanto 1994 Ser A (AMBAC)...........................   5.15    07/01/15      6,984,810
   1,750     Transmission Refg Ser 1988 (FGIC)..........................   0.00    07/01/06      1,268,348

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND

PORTFOLIO OF INVESTMENTS June 30, 1999 (unaudited) continued

PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------
$  5,000    Turlock Irrigation District, Refg 1998 Ser A (MBIA).........   5.00%   01/01/26    $ 4,713,150
            Puerto Rico Electric Power Authority,
   9,000     Power Ser O................................................   5.00    07/01/12      8,806,500
   2,000     Power Ser X................................................   5.50    07/01/25      2,002,020
--------                                                                                       -----------
  79,450                                                                                        80,393,983
--------                                                                                       -----------

            Hospital Revenue (5.0%)
  10,000    Antelope Valley Healthcare District, Refg Ser 1997 A
             (FSA)......................................................   5.20    01/01/20      9,705,600
   3,500    California Health Facilities Financing Authority, Sutter/CHS
             Ser 1996 A (MBIA)..........................................   5.875   08/15/16      3,674,860
  10,000    Duarte, City of Hope National Medical Center Ser 1999 A
             COPs.......................................................   5.25    04/01/19      9,323,900
   7,500    Madera County, Valley Children's Hospital Ser 1995 COPs
             (MBIA).....................................................   6.50    03/15/15      8,580,750
            Rancho Mirage Joint Powers Financing Authority,
   3,000     Eisenhower Medical Center Ser 1997 A COPs (MBIA)...........   5.25    07/01/12      3,020,880
   4,000     Eisenhower Medical Center Ser 1997 A COPs (MBIA)...........   5.25    07/01/17      3,949,560
   5,000    University of California, UCLA Medical Center Refg Ser 1994
             (MBIA).....................................................   5.50    12/01/14      5,034,650
--------                                                                                       -----------
  43,000                                                                                        43,290,200
--------                                                                                       -----------

            Industrial Development/Pollution Control Revenue (3.0%)
            California Pollution Control Financing Authority,
   5,000     Atlantic Richfield Co Ser 1996 A...........................   5.00    04/01/08      5,059,700
   3,000     San Diego Gas and Electric Co 1996 Ser A...................   5.90    06/01/14      3,206,280
  10,000     Southern California Edison Co 1992 Ser B (AMT).............   6.40    12/01/24     10,639,200
   5,000     Waste Management Inc 1991 Ser A (AMT)......................   7.15    02/01/11      5,275,900
   1,400    Intermodal Container Transfer Facility Joint Powers
             Authority, Southern Pacific Transportation Co 1989 Ser A...   7.70    11/01/14      1,442,700
--------                                                                                       -----------
  24,400                                                                                        25,623,780
--------                                                                                       -----------

            Mortgage Revenue - Single Family (4.7%)
            California Housing Finance Agency,
   9,000     Home 1995 Ser J (AMBAC)....................................   6.00    08/01/17      9,433,620
   6,430     Home 1995 Ser M (AMT) (MBIA)...............................   6.15    08/01/27      6,726,037
   8,215     Home 1995 Ser K (AMT) (AMBAC)..............................   6.25    08/01/27      8,628,707
   3,405     Home 1991 Ser G (AMT)......................................   7.05    08/01/27      3,555,229
   1,915     Home 1998 Ser A (AMT)......................................   6.35    12/01/29      2,039,705
   7,000     Purchase 1995 Ser B-2 (AMT)................................   6.30    08/01/24      7,316,750
   2,015    California Rural Home Financing Authority, 1997 Ser D-CL 5
             (AMT)......................................................   6.70    05/01/29      2,242,715
            Puerto Rico Housing Finance Corporation,
     330     Portfolio One GNMA-Backed Ser B............................   7.65    10/15/22        344,005
     665     Portfolio One GNMA-Backed Ser C............................   6.85    10/15/23        700,371
--------                                                                                       -----------
  38,975                                                                                        40,987,139
--------                                                                                       -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND

PORTFOLIO OF INVESTMENTS June 30, 1999 (unaudited) continued

PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------
            Public Facilities Revenue (5.3%)
            Anaheim Public Financing Authority,
$  4,000     Sub 1997 Ser C (FSA).......................................   6.00%   09/01/16    $ 4,364,920
  20,000     Impr Sub 1997 Ser C (FSA)..................................   0.00    09/01/26      4,386,400
            Beverly Hills Public Financing Authority,
  10,000     1993 Refg Ser A (MBIA).....................................   5.65    06/01/15     10,292,300
   4,600     1999 Refg Ser A (MBIA).....................................   5.125   06/01/19      4,484,908
   5,000    California Public Works Board, Department of Corrections
             1998 Ser B (MBIA)..........................................   5.00    09/01/21      4,749,100
   9,500    Los Angeles County, Public Properties Refg of 1987 COPs.....   0.00    04/01/04      7,367,820
  10,000    San Jose Financing Authority, Convention Center Refg 1993
             Ser C......................................................   6.375   09/01/13     10,500,500
--------                                                                                       -----------
  63,100                                                                                        46,145,948
--------                                                                                       -----------

            Tax Allocation Revenue (6.6%)
            Garden Grove Community Redevelopment Agency,
   5,000     Refg Issue of 1993.........................................   5.70    10/01/13      5,078,250
   6,000     Refg Issue of 1993.........................................   5.875   10/01/23      6,079,140
  25,500    Long Beach Financing Authority, Ser 1992 (AMBAC)............   6.00    11/01/17     27,795,255
   8,870    Pleasanton Joint Powers Financing Authority, Reassessment
             1993 Ser A.................................................   6.15    09/02/12      9,352,351
  10,000    San Jose Redevelopment Agency, Ser 1999 (AMBAC).............   4.75    08/01/23      8,980,400
--------                                                                                       -----------
  55,370                                                                                        57,285,396
--------                                                                                       -----------

            Transportation Facilities Revenue (21.5%)
  10,000    Alameda Corridor Transportation Authority, Sr Lien Ser 1999
             A (MBIA)...................................................   5.25    10/01/21      9,831,600
  15,000    Foothills/Eastern Transportation Corridor Agency, Toll Road
             Sr Lien Ser 1995 A.........................................   6.00    01/01/34     15,829,050
            Long Beach,
   5,000     Harbor Refg Ser 1998 A (AMT) (FGIC)........................   6.00    05/15/17      5,388,700
   9,000     Harbor Refg Ser 1998 A (AMT) (FGIC)........................   6.00    05/15/18      9,689,130
   3,000     Harbor Refg Ser 1998 A (AMT) (FGIC)........................   6.00    05/15/19      3,225,150
  20,000     Harbor Ser 1995 (AMT) (MBIA)...............................   5.25    05/15/25     19,393,400
  10,000    Los Angeles, Department of Airports Refg 1995 Ser A
             (FGIC).....................................................   5.50    05/15/09     10,445,400
  20,000    Los Angeles County Transportation Commission, Sales Tax Ser
             1991 B.....................................................   6.50    07/01/13     21,191,200
   5,000    Orange County, Airport Refg Ser 1997 (MBIA) (AMT)...........   5.50    07/01/11      5,155,200
  20,000    San Diego County Regional Transportation Commission, Sales
             Tax 1994 Ser A (FGIC)......................................   4.75    04/01/08     20,098,200
            San Francisco Airports Commission, San Francisco Int'l
             Airport
   4,055     Second Ser Refg Issue 4 (MBIA).............................   6.00    05/01/20      4,238,975
  10,000     Second Ser Issue 15 B (MBIA)...............................   4.50    05/01/25      8,604,100
            San Francisco Bay Area Rapid Transit District, Sales Tax
   5,000     Ser 1995 (FGIC)............................................   5.50    07/01/15      5,084,150
   2,305     Ser 1995 (FGIC)............................................   5.50    07/01/20      2,319,614
  10,000     Ser 1998 (AMBAC)...........................................   4.75    07/01/23      9,019,400

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND

PORTFOLIO OF INVESTMENTS June 30, 1999 (unaudited) continued

PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------
            San Joaquin Hills Transportation Corridor Agency, Toll Road
$  6,000     Refg Ser 1997 A (MBIA).....................................   0.00%   01/15/15    $ 2,597,520
  10,000     Refg Ser 1997 A (MBIA).....................................   0.00    01/15/26      2,273,200
  13,450     Refg Ser 1997 A (MBIA).....................................   5.25    01/15/30     13,090,616
  10,000     Senior Lien................................................   5.00    01/01/33      9,069,100
  10,000    Puerto Rico Highway & Transportation Authority, Ser 1998
             A..........................................................   4.75    07/01/38      8,829,600
--------                                                                                       -----------
 197,810                                                                                       185,373,305
--------                                                                                       -----------

            Water & Sewer Revenue (15.8%)
            California Department of Water Resources, Central Valley
   6,870     Ser J-2....................................................   6.125   12/01/13      7,183,615
  10,000     Ser U......................................................   5.00    12/01/29      9,320,700
   8,000    Castaic Lake Water Agency, Refg Ser 1994 A COPs (MBIA)......   6.00    08/01/18      8,394,240
   6,000    Central Coast Water Authority, Refg Ser 1996 A (AMBAC)......   5.00    10/01/16      5,824,020
  10,000    Contra Costa Water District, Ser G (MBIA)...................   5.50    10/01/19     10,088,300
            East Bay Municipal Utility District,
  11,000     Water Refg Ser 1992........................................   6.00    06/01/20     11,493,460
   5,000     Water Ser 1998 (MBIA)......................................   4.75    06/01/34      4,427,500
  10,000    Eastern Municipal Water District, Water & Sewer Refg Ser
             1998 A COPs (FGIC).........................................   4.75    07/01/23      9,019,400
  15,000    Los Angeles County Sanitation Districts Financing Authority,
             1993 Ser A.................................................   5.375   10/01/13     15,049,950
  15,000    Metropolitan Water District of Southern California,
             Waterworks 1997 Ser A......................................   5.00    07/01/26     14,071,500
  10,000    San Diego, Water 1998 Ser A (FGIC)..........................   4.75    08/01/28      8,930,600
            San Diego Public Facilities Financing Authority,
  10,000     Sewer Ser 1993 A...........................................   5.25    05/15/20      9,825,200
   7,000     Sewer Ser 1995 (FGIC)......................................   5.00    05/15/25      6,593,090
            San Francisco Public Utilities Commission,
   5,750     Water 1992 Refg Ser A......................................   6.00    11/01/15      5,988,682
  10,870     Water 1996 Ser A...........................................   5.00    11/01/21     10,268,563
--------                                                                                       -----------
 140,490                                                                                       136,478,820
--------                                                                                       -----------

            Other Revenue (0.2%)
   1,820    Orange County Community Facilities District #86-2, Rancho
--------     Santa Margarita Ser A of 1990..............................   7.65    08/15/17      1,884,483
                                                                                               -----------

            Refunded (9.8%)
  20,000    Desert Hospital District, Desert Hospital Corp Ser 1992
             COPs.......................................................   6.392   07/28/02+    21,414,800
            Los Angeles Convention & Exhibition Center Authority,
  10,000     Ser 1985 COPs..............................................   9.00    12/01/05+    12,535,000
  14,000     Ser 1985 COPs..............................................   9.00    12/01/05+    17,549,000
   5,400    Los Angeles County, 1991 Master Refg COPs...................   6.708   05/01/01+     5,729,022
   8,000    San Diego County Water Authority, Ser 1991-B COPs (MBIA)....   6.30    04/27/06+     8,776,800

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND

PORTFOLIO OF INVESTMENTS June 30, 1999 (unaudited) continued

PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------
            Southern California Public Power Authority,
$  5,000     Palo Verde Ser A (AMBAC) (ETM).............................   5.00%   07/01/15   $  4,925,000
   5,250     Transmission Refg Ser 1988 A (FGIC) (AMT)..................   0.00    07/01/06+     3,799,845
   9,000    Puerto Rico Electric Power Authority Power Ser X............   6.125   07/01/05+     9,874,710
--------                                                                                      ------------
  76,650                                                                                        84,604,177
--------                                                                                      ------------
 814,465    TOTAL CALIFORNIA TAX-EXEMPT MUNICIPAL BONDS (Identified Cost $764,583,325)......   795,977,468
--------                                                                                      ------------

            SHORT TERM CALIFORNIA TAX-EXEMPT MUNICIPAL OBLIGATIONS (6.4%)
  32,000    California Economic Development Financing Authority,
             California Independent System Operator Corp 1998 Ser A
             (Demand 07/01/99)..........................................   3.05*   04/01/08     32,000,000
   3,005    California Housing Finance Agency, Home 1989 Ser A
             (08/01/99).................................................   7.75    08/01/17      3,075,918
   5,000    Chula Vista, San Diego Gas & Electric Co Ser 1996 A (Demand
             07/01/99)..................................................   3.70*   07/01/21      5,000,000
  14,800    Newport Beach, Hoag Memorial Hospital/Presbyterian Ser 1992
--------     (Demand 07/01/99)..........................................   3.15*   10/01/22     14,800,000
                                                                                              ------------

  54,805    TOTAL SHORT-TERM CALIFORNIA TAX-EXEMPT MUNICIPAL OBLIGATIONS
--------
            (Identified Cost $54,789,975)...................................................    54,875,918
                                                                                              ------------

$869,270    TOTAL INVESTMENTS (Identified Cost $819,373,300) (a)...................    98.5%   850,853,386
========

            CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES............................  1.5     13,151,746
                                                                                      -----   ------------

            NET ASSETS..............................................................  100.0%  $864,005,132
                                                                                      =====   ============

---------------------

   AMT      Alternative Minimum Tax.
   COPs     Certificates of Participation.
   ETM      Escrowed to maturity.
    +       Prerefunded to call date shown.
    *       Current coupon of variable rate demand obligation.
   (a)      The aggregate cost for federal income tax purposes
            approximates identified cost. The aggregate gross unrealized appreciation is $39,841,095 and the aggregate gross
            unrealized depreciation is $8,361,009, resulting in net
            unrealized appreciation of $31,480,086.

                            Bond Insurance:
------------------------------------------------------------------------
  AMBAC     AMBAC Assurance Corporation.
Connie Lee  Connie Lee Insurance Company - A wholly owned subsidiary of
            AMBAC Assurance Corporation.
   FGIC     Financial Guaranty Insurance Company.
   FSA      Financial Security Assurances Inc.
   MBIA     Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
June 30, 1999 (unaudited)

ASSETS:
Investments in securities, at value
 (identified cost $819,373,300).............................  $850,853,386
Cash........................................................     1,295,664
Receivable for:
    Interest................................................    12,521,401
    Shares of beneficial interest sold......................       795,428
    Investments sold........................................       107,008
Prepaid expenses and other assets...........................        15,647
                                                              ------------
    TOTAL ASSETS............................................   865,588,534
                                                              ------------
LIABILITIES:
Payable for:
    Plan of distribution fee................................       587,033
    Investment management fee...............................       421,879
    Shares of beneficial interest repurchased...............       283,400
    Dividends and distributions to shareholders.............       195,933
Accrued expenses and other payables.........................        95,157
                                                              ------------
    TOTAL LIABILITIES.......................................     1,583,402
                                                              ------------
    NET ASSETS..............................................  $864,005,132
                                                              ============
COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................  $831,582,459
Net unrealized appreciation.................................    31,480,086
Accumulated undistributed net realized gain.................       942,587
                                                              ------------
    NET ASSETS..............................................  $864,005,132
                                                              ============
CLASS A SHARES:
Net Assets..................................................    $6,315,818
Shares Outstanding (unlimited authorized, $.01 par value)...       515,410
    NET ASSET VALUE PER SHARE...............................        $12.25
                                                              ============
    MAXIMUM OFFERING PRICE PER SHARE
     (net asset value plus 4.44% of net asset value)........        $12.79
                                                              ============
CLASS B SHARES:
Net Assets..................................................  $843,655,389
Shares Outstanding (unlimited authorized, $.01 par value)...    68,457,586
    NET ASSET VALUE PER SHARE...............................        $12.32
                                                              ============
CLASS C SHARES:
Net Assets..................................................   $13,230,371
Shares Outstanding (unlimited authorized, $.01 par value)...     1,073,602
    NET ASSET VALUE PER SHARE...............................        $12.32
                                                              ============
CLASS D SHARES:
Net Assets..................................................      $803,554
Shares Outstanding (unlimited authorized, $.01 par value)...        65,361
    NET ASSET VALUE PER SHARE...............................        $12.29
                                                              ============

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND

STATEMENT OF OPERATIONS
For the six months ended June 30, 1999 (unaudited)

NET INVESTMENT INCOME:

INTEREST INCOME.............................................  $ 24,064,972
                                                              ------------

EXPENSES
Investment management fee...................................     2,384,364
Plan of distribution fee (Class A shares)...................         5,173
Plan of distribution fee (Class B shares)...................     3,279,714
Plan of distribution fee (Class C shares)...................        42,339
Transfer agent fees and expenses............................       116,573
Shareholder reports and notices.............................        32,460
Professional fees...........................................        30,235
Custodian fees..............................................        18,083
Trustees' fees and expenses.................................         9,338
Registration fees...........................................         4,642
Other.......................................................        11,106
                                                              ------------

    TOTAL EXPENSES..........................................     5,934,027
Less: expense offset........................................       (18,040)
Less: plan of distribution fee rebate (Class B shares)......    (1,535,143)
                                                              ------------

    NET EXPENSES............................................     4,380,844
                                                              ------------

    NET INVESTMENT INCOME...................................    19,684,128
                                                              ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain...........................................       942,652
Net change in unrealized appreciation.......................   (34,121,823)
                                                              ------------

    NET LOSS................................................   (33,179,171)
                                                              ------------

NET DECREASE................................................  $(13,495,043)
                                                              ============

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS
                                                       FOR THE SIX
                                                       MONTHS ENDED     FOR THE YEAR
                                                         JUNE 30,           ENDED
                                                           1999       DECEMBER 31, 1998
---------------------------------------------------------------------------------------
                                                       (unaudited)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income................................  $19,684,128      $ 40,654,874
Net realized gain....................................      942,652        17,556,128
Net change in unrealized appreciation................  (34,121,823)       (8,093,340)
                                                       ------------     ------------

    NET INCREASE (DECREASE)..........................  (13,495,043)       50,117,662
                                                       ------------     ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:

Net investment income
    Class A shares...................................     (119,649)         (113,998)
    Class B shares...................................  (19,321,449)      (40,239,955)
    Class C shares...................................     (227,097)         (287,533)
    Class D shares...................................      (15,933)          (13,388)

Net realized gain
    Class A shares...................................       (8,850)          (69,921)
    Class B shares...................................   (1,176,642)      (16,702,217)
    Class C shares...................................      (18,511)         (181,009)
    Class D shares...................................       (1,125)          (10,153)
                                                       ------------     ------------

    TOTAL DIVIDENDS AND DISTRIBUTIONS................  (20,889,256)      (57,618,174)
                                                       ------------     ------------

Net decrease from transactions in shares of
 beneficial interest.................................  (12,485,757)         (928,349)
                                                       ------------     ------------

    NET DECREASE.....................................  (46,870,056)       (8,428,861)

NET ASSETS:
Beginning of period..................................  910,875,188       919,304,049
                                                       ------------     ------------

    END OF PERIOD....................................  $864,005,132     $910,875,188
                                                       ============     ============

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS June 30, 1999 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter California Tax-Free Income Fund (the "Fund"), is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of current income which is exempt from federal and California income tax, consistent with the preservation of capital. The Fund was organized as a Massachusetts business trust on April 9, 1984 and commenced operations on July 11, 1984. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares designated as Class B shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued for the Fund by an outside independent pricing service approved by the Trustees. The pricing service has informed the Fund that in valuing the Fund's portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The Fund's portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS June 30, 1999 (unaudited) continued


B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Fund amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined as of the close of each business day: 0.55% to the portion of daily net assets not exceeding $500 million; 0.525% to the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.50% to the portion of daily net assets exceeding $750 million but not exceeding $1 billion; 0.475% to the

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS June 30, 1999 (unaudited) continued


portion of daily net assets exceeding $1 billion but not exceeding $1.25 billion; and 0.45% to the portion of daily net assets in excess of $1.25 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 0.75% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 0.75% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for (1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, the Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; (2) printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and (3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS June 30, 1999 (unaudited) continued


In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that there were no excess expenses as of June 30, 1999.

For the six months ended June 30, 1999, the Distributor rebated a portion of the distribution fees paid by the fund on Class B shares in the amount of $1,535,143.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.75% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended June 30, 1999, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.20% and 0.75%, respectively.

The Distributor has informed the Fund that for the six months ended June 30, 1999, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $356,476 and $1,790, respectively and received $19,006 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended June 30, 1999 aggregated $26,791,978 and $74,664,679, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At June 30, 1999, the Fund had transfer agent fees and expenses payable of approximately $7,000.

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS June 30, 1999 (unaudited) continued


The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended June 30, 1999 included in Trustees' fees and expenses in the Statement of Operations amounted to $2,892. At June 30, 1999, the Fund had an accrued pension liability of $51,000 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                     FOR THE SIX                     FOR THE YEAR
                                                                    MONTHS ENDED                         ENDED
                                                                    JUNE 30, 1999                  DECEMBER 31, 1998
                                                              -------------------------       ---------------------------
                                                                     (unaudited)
                                                                SHARES        AMOUNT            SHARES         AMOUNT
                                                              ----------   ------------       -----------   -------------
CLASS A SHARES
Sold........................................................     397,440   $  5,041,124           278,438   $   3,615,711
Reinvestment of dividends and distributions.................       4,405         55,013             4,755          60,900
Redeemed....................................................    (183,441)    (2,332,982)          (77,317)     (1,003,589)
                                                              ----------   ------------       -----------   -------------
Net increase - Class A......................................     218,404      2,763,155           205,876       2,673,022
                                                              ----------   ------------       -----------   -------------
CLASS B SHARES
Sold........................................................   3,232,087     41,058,476         7,164,773      93,003,382
Reinvestment of dividends and distributions.................     820,949     10,385,197         2,410,233      31,062,347
Redeemed....................................................  (5,578,032)   (70,831,430)      (10,377,338)   (134,515,057)
                                                              ----------   ------------       -----------   -------------
Net decrease - Class B......................................  (1,524,996)   (19,387,757)         (802,332)    (10,449,328)
                                                              ----------   ------------       -----------   -------------
CLASS C SHARES
Sold........................................................     374,579      4,742,686           503,894       6,520,311
Reinvestment of dividends and distributions.................      15,419        194,673            29,925         385,668
Redeemed....................................................     (85,373)    (1,077,816)          (44,199)       (576,331)
                                                              ----------   ------------       -----------   -------------
Net increase - Class C......................................     304,625      3,859,543           489,620       6,329,648
                                                              ----------   ------------       -----------   -------------
CLASS D SHARES
Sold........................................................      21,886        277,255            39,412         512,790
Reinvestment of dividends and distributions.................         164          2,047               431           5,519
                                                              ----------   ------------       -----------   -------------
Net increase - Class D......................................      22,050        279,302            39,843         518,309
                                                              ----------   ------------       -----------   -------------
Net decrease in Fund........................................    (979,917)  $(12,485,757)          (66,993)  $    (928,349)
                                                              ==========   ============       ===========   =============

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                      FOR THE SIX                             FOR THE YEAR ENDED DECEMBER 31,
                                     MONTHS ENDED          ----------------------------------------------------------------------
                                     JUNE 30, 1999           1998            1997*           1996           1995           1994
---------------------------------------------------------------------------------------------------------------------------------
                                      (unaudited)
CLASS B SHARES

SELECTED PER SHARE DATA:

Net asset value, beginning of
 period............................     $12.81              $12.92           $12.57         $12.92         $11.87         $13.31
                                        ------              ------           ------         ------         ------         ------

Income (loss) from investment
 operations:
 Net investment income.............       0.28                0.58             0.57           0.58           0.61           0.64
 Net realized and unrealized gain
   (loss)..........................      (0.47)               0.13             0.35          (0.21)          1.13          (1.42)
                                        ------              ------           ------         ------         ------         ------

Total income (loss) from investment
 operations........................      (0.19)               0.71             0.92           0.37           1.74          (0.78)
                                        ------              ------           ------         ------         ------         ------

Less dividends and distributions
 from:
 Net investment income.............      (0.28)              (0.58)           (0.57)         (0.58)         (0.61)         (0.64)
 Net realized gain.................      (0.02)              (0.24)              --          (0.14)         (0.08)         (0.02)
                                        ------              ------           ------         ------         ------         ------

Total dividends and
 distributions.....................      (0.30)              (0.82)           (0.57)         (0.72)         (0.69)         (0.66)
                                        ------              ------           ------         ------         ------         ------

Net asset value, end of period.....     $12.32              $12.81           $12.92         $12.57         $12.92         $11.87
                                        ======              ======           ======         ======         ======         ======

TOTAL RETURN+......................      (1.57)%(3)           5.63%            7.51%          3.13%         14.96%         (5.97)%

RATIOS TO AVERAGE NET ASSETS:
Expenses...........................       0.98 %(2)(4)(5)     0.95%(4)(5)      1.33%          1.32%(1)       1.33%          1.32%

Net investment income..............       4.42 %(2)(4)(5)     4.46%(4)(5)      4.51%          4.66%          4.90%          5.10%

SUPPLEMENTAL DATA:
Net assets, end of period, in
 millions..........................       $844                $897             $914           $976         $1,055         $1,008

Portfolio turnover rate............          3 %(3)             20%              15%            11%            23%            12%

---------------------
 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Does not reflect the effect of expense offset of 0.01%.
(2) Annualized.
(3) Not annualized.
(4) Reflects overall Fund ratios for investment income and non-class specific expenses.
(5) If the Distributor had not rebated a portion of its fees to the Fund, the expense and net investment income ratios would have been 1.32% and 4.08%, respectively, for the period ended June 30, 1999 and 1.33% and 4.08%, respectively, for the year ended December 31, 1998.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND

                                                                                                             FOR THE PERIOD
                                                                  FOR THE SIX          FOR THE YEAR          JULY 28, 1997*
                                                                 MONTHS ENDED              ENDED                 THROUGH
                                                                 JUNE 30, 1999       DECEMBER 31, 1998      DECEMBER 31, 1997
------------------------------------------------------------------------------------------------------------------------------
                                                                  (unaudited)
CLASS A SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period........................         $12.75               $12.89                 $12.80
                                                                     ------               ------                 ------
Income (loss) from investment operations:
 Net investment income......................................           0.29                 0.59                   0.27
 Net realized and unrealized gain (loss)....................          (0.48)                0.10                   0.09
                                                                     ------               ------                 ------
Total income (loss) from investment operations..............          (0.19)                0.69                   0.36
                                                                     ------               ------                 ------
Less dividends and distributions from:
 Net investment income......................................          (0.29)               (0.59)                 (0.27)
 Net realized gain..........................................          (0.02)               (0.24)                    --
                                                                     ------               ------                 ------
Total dividends and distributions...........................          (0.31)               (0.83)                 (0.27)
                                                                     ------               ------                 ------
Net asset value, end of period..............................         $12.25               $12.75                 $12.89
                                                                     ======               ======                 ======
TOTAL RETURN+...............................................          (1.57)%(1)            5.50%                  2.82%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................           0.78 %(2)(3)         0.83%(3)               0.78%(2)
Net investment income.......................................           4.62 %(2)(3)         4.58%(3)               4.47%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................         $6,316               $3,788                 $1,175
Portfolio turnover rate.....................................              3 %(1)              20%                    15%

CLASS C SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period........................         $12.81               $12.92                 $12.80
                                                                     ------               ------                 ------
Income (loss) from investment operations:
 Net investment income......................................           0.26                 0.53                   0.23
 Net realized and unrealized gain (loss)....................          (0.47)                0.13                   0.12
                                                                     ------               ------                 ------
Total income (loss) from investment operations..............          (0.21)                0.66                   0.35
                                                                     ------               ------                 ------
Less dividends and distributions from:
 Net investment income......................................          (0.26)               (0.53)                 (0.23)
 Net realized gain..........................................          (0.02)               (0.24)                    --
                                                                     ------               ------                 ------
Total dividends and distributions...........................          (0.28)               (0.77)                 (0.23)
                                                                     ------               ------                 ------
Net asset value, end of period..............................         $12.32               $12.81                 $12.92
                                                                     ======               ======                 ======
TOTAL RETURN+...............................................          (1.75)%(1)            5.22%                  2.80%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................           1.33 %(2)(3)         1.33%(3)               1.31%(2)
Net investment income.......................................           4.07 %(2)(3)         4.08%(3)               4.24%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................        $13,230               $9,849                 $3,610
Portfolio turnover rate.....................................              3 %(1)              20%                    15%

---------------------
 *  The date shares were first issued.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND

                                                                                                            FOR THE PERIOD
                                                                  FOR THE SIX          FOR THE YEAR         JULY 28, 1997*
                                                                 MONTHS ENDED              ENDED                THROUGH
                                                                 JUNE 30, 1999       DECEMBER 31, 1998     DECEMBER 31, 1997
-----------------------------------------------------------------------------------------------------------------------------
                                                                  (unaudited)
CLASS D SHARES

SELECTED PER SHARE DATA:

Net asset value, beginning of period........................        $12.78                $12.92                $12.80
                                                                    ------                ------                ------

Income (loss) from investment operations:
 Net investment income......................................          0.30                  0.63                  0.28
 Net realized and unrealized gain (loss)....................         (0.47)                 0.10                  0.12
                                                                    ------                ------                ------

Total income (loss) from investment operations..............         (0.17)                 0.73                  0.40
                                                                    ------                ------                ------

Less dividends and distributions from:
 Net investment income......................................         (0.30)                (0.63)                (0.28)
 Net realized gain..........................................         (0.02)                (0.24)                   --
                                                                    ------                ------                ------

Total dividends and distributions...........................         (0.32)                (0.87)                (0.28)
                                                                    ------                ------                ------

Net asset value, end of period..............................        $12.29                $12.78                $12.92
                                                                    ======                ======                ======

TOTAL RETURN+...............................................         (1.39)%(1)             5.77%                 3.18%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................          0.58%(2)(3)           0.58%(3)              0.60%(2)

Net investment income.......................................          4.82%(2)(3)           4.83%(3)              5.34%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................          $804                  $554                   $45

Portfolio turnover rate.....................................             3%(1)                20%                   15%

---------------------
 *  The date shares were first issued.
 + Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

                      (This Page Intentionally Left Blank)

                      (This Page Intentionally Left Blank)

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

James F. Willison
Vice President

James R. Arcieri
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048


The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.


MORGAN STANLEY
DEAN WITTER
CALIFORNIA
TAX-FREE
INCOME FUND


[MORGAN STANLEY GRAPHIC]


SEMIANNUAL REPORT
JUNE 30, 1999